Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Corporate general and administrative expenses [abstract]
Schedule of Corporate General and Administrative Expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses for the year ended December 31, 2021 and 2020:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Salaries and employee benefits	$2,428	$2,456
Directors’ fees	383	366
Share-based payments	3,745	4,028
Professional fees	2,075	788
Office and general	1,636	1,496
	$10,267	$9,134